Commitments and Contingencies - Schedule of Future Minimum Purchase Commitment (Details) (Superior Living SDN. BHD.) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
2021	$ 693,900	$ 693,900
2022	693,900	693,900
2023	693,900	693,900
2024	693,900	693,900
Thereafter	1,908,225	2,081,700
Total minimum purchase commitments required	5,377,725	$ 5,551,200
Superior Living SDN. BHD. [Member]
2021	164,745
2022	158,981
2023	156,551
2024	38,038
Thereafter
Total minimum purchase commitments required	$ 518,315